UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)		(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

1492 Small Cap Growth Fund

Schedule of Investments

August 31, 2013

(Unaudited)

Common Stocks - 99.94%	Shares	Fair Value
Consumer Discretionary - 8.62%
Asbury Automotive Group, Inc. (a)	1,871	$91,922
Diversified Restaurant Holdings, Inc. (a)	6,523	41,160
Francesca’s Holdings Corp. (a)	654	15,774
La-Z-Boy, Inc.	1,578	33,548
Life Time Fitness, Inc. (a)	691	34,543
Lithia Motors, Inc. - Class A	1,236	81,106
Pandora Media, Inc. (a)	1,607	29,601
Rentrak Corp. (a)	2,379	59,118

		386,772

Energy - 12.72%
Goodrich Petroleum Corp. (a)	3,214	68,940
Gulfmark Offshore, Inc. - Class A	700	32,186
Gulfport Energy Corp. (a)	1,806	106,554
Hornbeck Offshore Services, Inc. (a)	1,155	62,924
Key Energy Services, Inc. (a)	4,876	32,523
Kodiak Oil & Gas Corp. (a)	8,110	81,019
Matrix Service Co. (a)	2,044	31,866
RigNet, Inc. (a)	1,334	48,438
StealthGas, Inc. (a)	3,482	30,920
Synergy Resources Corp. (a)	3,271	30,617
Triangle Petroleum Corp. (a)	6,679	44,415

		570,402

Financials - 8.68%
BofI Holding, Inc. (a)	2,115	136,989
Health Insurance Innovations, Inc. - Class A (a)	2,977	31,705
HFF, Inc. - Class A	2,896	66,608
Raymond James Financial, Inc.	1,578	66,008
Stifel Financial Corp. (a)	2,196	87,884

		389,194

Health Care - 12.24%
Abiomed, Inc. (a)	2,164	50,962
CAS Medical Systems, Inc. (a)	8,672	12,488
Cepheid, Inc. (a)	1,310	46,872
EnteroMedics, Inc. (a)	16,000	16,320
ICU Medical, Inc. (a)	752	53,753
Ligand Pharmaceuticals, Inc. - Class B (a)	1,471	70,740
MiMedx Group, Inc. (a)	6,157	37,989
Myriad Genetics, Inc. (a)	801	20,962
Salix Pharmaceuticals, Ltd. (a)	1,611	107,840
STAAR Surgical Co. (a)	5,948	75,480
TearLab Corp. (a)	4,205	55,254

		548,660

Industrials - 14.41%
CoStar Group, Inc. (a)	340	50,493
Dycom Industries, Inc. (a)	1,895	48,152
EMCOR Group, Inc.	1,124	42,251
Foster Wheeler AG (a)	2,443	56,629
Great Lakes Dredge & Dock Co.	6,898	46,424
InnerWorkings, Inc. (a)	3,075	31,580
MiX Telematics Limited (a) (b)	3,008	46,594
Orion Marine Group, Inc. (a)	3,823	37,542
Powell Industries, Inc. (a)	866	45,664
Power Solutions International, Inc. (a)	869	45,744
PowerSecure International, Inc. (a)	2,619	40,202
Primoris Services Corp.	1,871	42,060
Proto Labs, Inc. (a)	602	42,766
United Rentals, Inc. (a)	1,277	69,941

		646,042

Information Technology - 36.43%
Ambarella, Inc. (a)	5,474	78,497
Bel Fuse, Inc. - Class B	1,816	32,688
Bottomlike Technologies (de), Inc. (a)	2,448	66,635
CalAmp Corp. (a)	7,833	128,383
CEVA, Inc. (a)	4,838	87,713
Ciena Corp. (a)	1,643	32,729
Envestnet, Inc. (a)	1,534	42,384
EZchip Semiconductor Ltd. (a)	2,282	65,037
Fleetmatics Group PLC (a)	2,375	117,444
KVH Industries, Inc. (a)	3,018	38,510
Lattice Semiconductor Corp. (a)	6,946	33,063
LivePerson, Inc. (a)	4,002	37,299
Move, Inc. (a)	6,279	91,045

See accompanying notes which are an integral part of these financial statements.

1492 Small Cap Growth Fund

Schedule of Investments - continued

August 31, 2013

(Unaudited)

Common Stocks - 99.94% - continued	Shares	Fair Value
Information Technology - 36.43% - continued
NeoPhotonics Corp. (a)	6,089	$38,970
NIC, Inc.	1,975	43,964
Numerex Corp. - Class A (a)	4,067	41,849
Proofpoint, Inc. (a)	2,847	82,022
RealPage, Inc. (a)	1,985	41,109
RF Micro Devices, Inc. (a)	6,092	30,216
Saba Software, Inc. (a)	7,613	75,749
Silicon Image, Inc. (a)	10,932	59,251
Silicon Laboratories, Inc. (a)	748	28,940
Spreadtrum Communications, Inc. (b)	1,157	35,011
Take-Two Interactive Software, Inc. (a)	4,344	79,756
Tangoe, Inc. (a)	5,466	113,638
USA Technologies, Inc. (a)	17,423	32,233
Virtusa Corp. (a)	3,018	79,434

		1,633,569

Materials - 1.85%
Landec Corp. (a)	3,229	42,623
US Silica Holdings, Inc.	1,724	40,514

		83,137

Telecommunication Services - 4.99%
8x8, Inc. (a)	9,510	87,968
inContact, Inc. (a)	14,885	121,015
Towerstream Corp. (a)	6,707	14,822

		223,805

TOTAL COMMON STOCKS (Cost $3,540,639)		4,481,581

Money Market Securities - 0.73%

Fidelity Institutional Treasury Portfolio - Class I, 0.01% (c)	32,816	32,816

TOTAL MONEY MARKET SECURITIES (Cost $32,816)		32,816

TOTAL INVESTMENTS (Cost $3,573,455) - 100.67%		$4,514,397

Liabilities in excess of other assets - (0.67%)		(30,026)

TOTAL NET ASSETS - 100.00%		$4,484,371

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the 7-day yield at August 31, 2013.

Tax Related - As of August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purpses was as follows:

Unrealized appreciation	1,027,315
Unrealized depreciation	(90,920)

Net unrealized appreciation (depreciation)	$936,395

Aggregate cost of securities for income tax purposes	$3,578,002

See accompanying notes which are an integral part of these financial statements.

1492 Funds

Related Notes to the Schedule of Investments

August 31, 2013

(Unaudited)

Security Transactions and Related Income - The 1492 Small Cap Growth Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The Long Term Highest Cost method is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when 1492 Capital Management, LLC, (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

1492 Funds

Related Notes to the Schedule of Investments - continued

August 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of August 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$4,481,581	$—	$—	$4,481,581
Money Market Securities	32,816	—	—	32,816
Total	$4,514,397	$—	$—	$4,514,397

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels as of August 31, 2013.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments

August 31, 2013

(Unaudited)

Common Stocks - 84.27%	Shares	Fair Value
Beverages - 6.78%
Cia de Bebidas das Americas (a)	78,000	$2,712,840
PepsiCo, Inc.	40,000	3,189,200

		5,902,040

Biological Products, No Diagnostic Substances - 5.00%
Amgen, Inc.	39,900	4,346,706

Cigarettes - 4.37%
Philip Morris International, Inc.	45,600	3,804,864

Electric Services - 9.29%
Duke Energy Corp.	55,200	3,621,120
PPL Corp.	62,890	1,930,723
Southern Co./The	60,800	2,530,496

		8,082,339

Food & Kindred Products - 8.89%
Campbell Soup Co.	97,000	4,188,460
Kraft Foods Group, Inc.	17,500	905,975
Mondelez International, Inc.	86,220	2,644,367

		7,738,802

Games, Toys & Children’s Vehicles (No Dolls & Bicycles) - 3.64%
Hasbro, Inc.	69,400	3,163,252

Gold & Silver Ores - 2.35%
Gold Fields, Ltd. (a)(b)	351,400	1,809,710
Sibanye Gold Ltd. (a)(b)	56,175	232,003

		2,041,713

Grain Mill Products - 2.63%
Kellogg Co.	37,700	2,288,767

Malt Beverages - 3.70%
Molson Coors Brewing Co.	66,000	3,220,140

Pharmaceutical Preparations - 7.99%
GlaxoSmithKline PLC (a)	44,800	2,279,872
Novo Nordisk A/S (a)	11,500	1,919,810
Teva Pharmaceutical Industries Ltd.	72,000	2,751,840

		6,951,522

Retail - Drug Stores & Proprietary Stores - 3.69%
Express Scripts Holding Co. (b)	50,300	3,213,164

Retail - Variety Stores - 2.41%
Target Corp.	33,200	2,101,892

Search, Detection, Navigation, Guidance, Aeronautical System - 5.03%
Northrop Grumman Corp.	47,400	4,373,598

Services - Prepackaged Software - 6.74%
Microsoft Corp.	63,600	2,124,240
Oracle Corp.	117,400	3,740,364

		5,864,604

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Value Institutional Fund

Schedule of Investments - continued

August 31, 2013

(Unaudited)

Common Stocks - 84.27% - continued	Shares	Fair Value
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.95%
Procter & Gamble Co./The	55,300	$4,307,317

Sugar & Confectionery Products - 3.20%
Hershey Co./The	30,300	2,786,085

Telecommunications - 3.61%
AT&T, Inc.	92,850	3,141,116

TOTAL COMMON STOCKS (Cost $63,031,287)		73,327,921

Real Estate Investment Trusts - 1.64%

Annaly Capital Management, Inc.	122,400	1,428,408

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,968,138)		1,428,408

Money Market Securities - 12.90%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (c)	11,227,407	11,227,407

TOTAL MONEY MARKET SECURITIES (Cost $11,227,407)		11,227,407

TOTAL INVESTMENTS (Cost $76,226,832) - 98.81%		$85,983,736

Other assets less liabilities - 1.19%		1,034,480

TOTAL NET ASSETS - 100.00%		$87,018,216

(a)	American Depositary Receipt.
(b)	Non-income producing.
(c)	Variable rate security; the money market rate shown represents the 7 day yield at August 31, 2013.

Tax Related - As of August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$12,917,873
Unrealized depreciation	(3,178,713)

Net unrealized appreciation	$9,739,160

Aggregate cost of securities for income tax purposes	$76,244,576

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments

August 31, 2013

(Unaudited)

Common Stocks - 81.04%	Shares	Fair Value
Agriculture Production - Livestock & Animal Specialties -1.44%
Cal - Maine Foods, Inc.	2,400	$109,512

Aircraft - 1.38%
Aerovironment, Inc. (a)	4,800	105,168

Canned, Frozen, & Preserved Fruit, Vegetables, & Food Specialties - 1.71%
TreeHouse Foods, Inc. (a)	2,000	130,060

Communication Services - 3.70%
NeuStar, Inc. - Class A (a)	5,580	282,013

Electric & Other Services Combined - 2.56%
Avista Corp.	7,440	195,449

Electric Services - 3.86%
El Paso Electric Co.	4,700	161,680
Portland General Electric Co.	4,600	132,526

		294,206

Farm Machinery & Equipment - 1.25%
Lindsay Corp.	1,250	95,025

Finance Services - 2.45%
Green Dot Corp. - Class A (a)	8,150	187,124

Fire, Marine & Casualty Insurance - 3.83%
Endurance Specialty Holdings Ltd.	3,050	152,866
Tower Group, Inc.	9,857	139,279

		292,145

Food & Kindred Spirits - 1.67%
B&G Foods Inc	2,300	77,901
Flowers Foods, Inc.	2,362	49,106

		127,007

Footwear (No Rubber) - 3.26%
Brown Shoe Company, Inc.	11,100	248,862

Gold & Silver Ores - 1.11%
Allied Nevada Gold Corp. (a)	8,500	39,440
Golden Star Resources, Ltd. (a)	81,500	44,841

		84,281

Guided Missiles & Space Vehicle Parts - 1.64%
Alliant Techsystems, Inc.	1,290	124,820

Leather & Leather Products - 1.16%
Vera Bradley, Inc. (a)	4,500	88,380

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 1.04%
Intrepid Potash, Inc. (a)	6,400	79,616

Miscellaneous Food Preparations & Kindred Products - 1.47%
Diamond Foods, Inc. (a)	5,400	111,780

Miscellaneous Manufacturing Industries - 1.43%
Hillenbrand, Inc.	4,400	108,944

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

August 31, 2013

(Unaudited)

Common Stocks - 81.04% - continued	Shares	Fair Value
Natural Gas Transmission -3.56%
New Jersey Resources Corp.	4,350	$187,398
Southwest Gas Corp	1,800	84,204

		271,602

Optical Instruments & Lenses -1.51%
II-VI, Inc. (a)	5,990	115,487

Paperboard Mills - 2.56%
Clearwater Paper Corp. (a)	4,100	195,406

Patent Owners & Lessors - 1.33%
InterDigital, Inc.	2,850	101,289

Poultry Processing - 3.35%
Sanderson Farms, Inc.	3,900	255,372

Radio & TV Broadcasting & Communications Equipment - 1.25%
Orbital Sciences Corp. (a)	5,500	95,480

Retail - Apparel & Accesory Stores - 2.07%
Aeropostale, Inc. (a)	8,150	66,260
Francesca’s Holdings Corp. (a)	3,800	91,656

		157,916

Retail - Eating Places - 1.35%
BJ’s Restaurants, Inc. (a)	3,300	103,092

Retail - Miscellaneous Retail - 1.11%
Ezcorp, Inc. - Class A (a)	5,000	84,900

Semiconductors & Related Devices - 2.92%
Cirrus Logic, Inc. (a)	9,900	222,750

Services - Business Services - 1.59%
Cardtronics, Inc. (a)	3,500	121,415

Services - Engineering Services - 1.08%
Tetra Tech, Inc. (a)	3,600	82,008

Services - Motion Picture & Video Tape Production - 3.71%
DreamWorks Animation SKG, Inc. (a)	10,000	283,000

Services - Personal Services - 1.51%
Outerwall, Inc. (a)	1,850	115,015

Services - Prepackaged Software - 2.39%
Take-Two Interactive Software, Inc. (a)	9,950	182,682

Telephone Communications (No Radio Telephone) - 1.00%
NTELOS Holdings Corp.	4,600	76,452

Trucking (No Local) - 1.39%
Knight Transportation, Inc.	6,500	105,820

Water Supply - 5.54%
American States Water Co.	3,200	168,320
California Water Service Group	7,800	155,610
Matson, Inc.	3,700	98,531

		422,461

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Symons Small Cap Institutional Fund

Schedule of Investments - continued

August 31, 2013

(Unaudited)

Common Stocks - 81.04% - continued	Shares	Fair Value
Wholesale - Farm Product Materials - 2.32%
Anderson, Inc./ The	2,700	$177,282

Wholesale - Groceries & General Line - 1.67%
United Natural Foods, Inc. (a)	2,100	127,323

Wholesale - Paper & Paper Products - 1.46%
United Stationers, Inc.	2,800	111,272

Women’s, Misses’, & Junior’s Outerwear - 1.41%
Jones Group, Inc./The	7,300	107,529

TOTAL COMMON STOCKS (Cost $5,674,105)		6,179,945

Real Estate Investment Trusts - 3.48%

Colony Financial, Inc.	4,700	92,919
Washington Real Estate Investment Trust	7,100	172,956

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $277,600)		265,875

Money Market Securities - 13.43%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.01% (b)	1,024,078	1,024,078

TOTAL MONEY MARKET SECURITIES (Cost $1,024,078)		1,024,078

TOTAL INVESTMENTS (Cost $6,975,783) - 97.95%		$7,469,898

Other assets less liabilities - 2.05%		156,178

TOTAL NET ASSETS - 100.00%		$7,626,076

(a)	Non-income producing.
(b)	Variable rate security; the money market rate shown represents the 7 day yield at August 31, 2013.

Tax Related - As of August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$1,020,644
Unrealized depreciation	(553,786)

Net unrealized depreciation	$466,858

Aggregate cost of securities for income tax purposes	$7,003,040

See accompanying notes which are an integral part of the financial statements.

Symons Institutional Funds

Notes to the Financial Statements

August 31, 2013

(Unaudited)

Security Transactions and Related Income - The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”), follow industry practice and record security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Symons Institutional Funds

Notes to the Financial Statements - continued

August 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which a Fund invests may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of August 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$73,327,921	$—	$—	$73,327,921
Real Estate Investment Trusts	1,428,408	—	—	1,428,408
Money Market Securities	11,227,407	—	—	11,227,407
Total	$85,983,736	$—	$—	$85,983,736

*	Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds

Notes to the Financial Statements - continued

August 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of August 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,179,945	$—	$—	$6,179,945
Real Estate Investment Trusts	265,875	—	—	265,875
Money Market Securities	1,024,078	—	—	1,024,078
Total	$7,469,898	$—	$—	$7,469,898

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2013, there were no transfers between Levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2013

(Unaudited)

Shares	COMMON STOCKS - 94.28%	Fair Value
	Basic Materials - 1.02%
350,000	Brigus Gold Corp. (b)	$206,500
18,000	Fibria Celulose SA (b)	482,760

		689,260

	Communications - 6.75%
85,000	ARRIS Group, Inc. (b)	1,331,950
20,000	RF Industries, Ltd.	125,200
500,000	RF Micro Devices Inc (b)	2,480,000
60,000	Perion Network, Ltd. (b)	639,000

		4,576,150

	Consumer, Cyclical - 18.57%
10,000	Carmike Cinemas, Inc. (b)	175,300
135,000	DR Horton, Inc.	2,409,750
110,000	MDC Holdings, Inc.	3,061,300
67,000	M/I Homes, Inc. (b)	1,254,910
16,000	Meritage Homes Corp. (b)	638,720
85,000	PulteGroup, Inc.	1,308,150
37,000	Ryland Group, Inc./The	1,288,340
60,000	Spirit Airlines, Inc. (b)	1,870,200
82,000	Standard Pacific Corp.	585,480

		12,592,150

	Consumer, Non-cyclical - 0.48%
38,000	Biota Pharmaceuticals, Inc. (b)	163,400
27,000	Sucampo Pharmaceuticals, Inc. (b)	159,840

		323,240

	Energy - 29.41%
63,000	Atwood Oceanics, Inc. (b)	3,507,840
60,000	Carrizo Oil & Gas, Inc. (b)	2,055,600
32,000	Chesapeake Energy Corp.	825,920
24,000	Devon Energy Corp.	1,370,160
25,000	Ensco PLC (a)	1,389,000
20,000	EPL Oil & Gas, Inc. (b)	676,800
110,000	Gastar Exploration, Ltd. (b)	346,500
30,000	Gran Tierra Energy, Inc. (b)	203,700
118,000	Halcon Resources Corp. (b)	560,500
75,000	Kodiak Oil & Gas Corp. (b)	749,250
45,000	Northern Oil and Gas, Inc. (b)	579,600
9,500	Oasis Petroleum, Inc. (b)	372,400
13,000	Rosetta Resources, Inc. (b)	604,890
133,000	Sanchez Energy Corp.	3,213,280
10,000	TransGlobe Energy Corp. (b)	69,800
100,000	Triangle Petroleum Corp. (b)	665,000
78,000	Rowan Cos Plc. (b)	2,762,760

		19,953,000

	Financial - 16.50%
9,900	Amtrust Financial Services, Inc.	353,628
7,000	BNCCORP, Inc. (b)	97,300
48,000	Bank of America Corp.	677,760
9,000	Banner Corp.	308,340
67,000	Blackstone Group LP	1,463,280
15,000	CIT Group, Inc. (b)	718,050
55,000	Camco Financial Corp. (b)	230,450
35,000	Central Pacific Financial Corp.	594,650
13,500	Citigroup, Inc.	652,455
9,900	Eagle Bancorp, Inc. (b)	252,252
10,000	Enterprise Financial Services Corp.	165,300
5,000	Evans Bancorp, Inc.	95,500

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2013

(Unaudited)

Shares	COMMON STOCKS - 94.28% - continued	Fair Value
	Financial - 16.50%
10,000	FS Bancorp, Inc.	$168,000
4,000	First Defiance Financial Corp.	98,040
13,000	First South Bancorp, Inc./Washington NC (b)	82,940
9,000	Firstbank Corp/Alma MI	169,380
45,000	Flagstar Bancorp, Inc. (b)	652,500
100,000	Gain Capital Holdings, Inc.	746,000
55,000	Hampton Roads Bankshares, Inc. (b)	84,150
13,000	Hanmi Financial Corp.	212,290
10,000	HCI Group, Inc.	348,700
10,000	Heritage Financial Group, Inc.	178,500
26,000	Hilltop Holdings, Inc. (b)	407,160
16,000	JPMorgan Chase & Co.	808,480
4,500	Mercantile Bank Corp.	90,000
12,500	NewBridge Bancorp. (b)	90,000
37,000	Old Second Bancorp, Inc. (b)	212,750
5,500	Provident Financial Holdings, Inc.	97,735
30,000	Riverview Bancorp, Inc. (b)	80,400
8,000	S&T Bancorp, Inc.	179,840
12,500	SB Financial Group, Inc.	103,750
10,000	Timberland Bancorp, Inc./WA	89,700
41,000	Universal Insurance Holdings, Inc.	302,580
3,200	WSFS Financial Corp.	190,720
6,500	WesBanco, Inc.	186,485

		11,189,065

	Industrial - 3.91%
8,500	Chase Corp.	252,620
13,000	Elecsys Corp. (b)	78,780
44,000	Furmanite Corp. (b)	394,680
95,000	Goldfield Corp./The (b)	171,000
75,000	Hudson Technologies, Inc. (b)	144,000
10,000	Key Technology, Inc. (b)	133,100
19,000	Louisiana-Pacific Corp. (b)	284,240
18,000	Mfri, Inc. (b)	183,240
2,500	PHI, Inc. (b)	88,800
16,000	Smith & Wesson Holding Corp. (b)	175,040
11,000	Sturm Ruger & Co., Inc. (b)	576,070
11,000	Synalloy Corp.	171,930

		2,653,500

	Technology - 17.14%
120,000	Cirrus Logic, Inc. (b)	2,700,000
180,000	OmniVision Technologies, Inc. (b)	2,781,000
190,000	Silicon Motion Technology Corp. (a)	2,120,400
9,000	Synaptics, Inc. (b)	347,940
200,000	Take-Two Interactive Software, Inc. (b)	3,672,000

		11,621,340

See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS - continued

August 31, 2013

(Unaudited)

Shares	COMMON STOCKS - 94.28% - continued	Fair Value
	Utilities - 0.5%
15,000	Pike Electric Corp. (b)	$166,500
420,000	US Geothermal, Inc. (b)	170,646

		337,146

	TOTAL COMMON STOCKS (Cost $60,915,099)	63,934,851

	MASTER LIMITED PARTNERSHIPS - 3.44%

43,000	CVR Refining LP	1,170,460
55,000	Fortress Investment Group LLC	396,550
18,000	Hi-Crush Partners LP	419,040
17,000	Memorial Production Partners LP	344,080

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,471,889)	2,330,130

	REAL ESTATE INVESTMENT TRUSTS - 0.49%

9,000	Walter Investment Management Corp. (b)	330,210

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $355,002)	330,210

	MONEY MARKET SECURITIES - 1.88%

1,276,355	Fidelity Institutional Money Market Funds - Treasury Portfolio - Class I, 0.01% (c)	1,276,355

	TOTAL MONEY MARKET SECURITIES (Cost $1,276,355)	1,276,355

	TOTAL INVESTMENTS (Cost $65,018,346) - 100.09%	$67,871,546

	Liabilities in excess of other assets - (0.09)%	(60,063)

	TOTAL NET ASSETS - 100.00%	$67,811,483

(a)	American Depositary Receipt
(b)	Non-income producing securities
(c)	Variable rate security; the money market rate shown represents the 7 day yield at August 31, 2013.

Tax Related - As of August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$6,415,692
Unrealized depreciation	(3,562,492)

Net unrealized appreciation (depreciation)	$2,853,200

Aggregate cost of securities for income tax purposes	$65,018,346

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2013 – (Unaudited)

Security Transactions and Related Income – The Auer Growth Fund (“The Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from limited partnerships are recognized on the ex-date and included in dividend income. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2013 – (Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at August 31, 2013 in valuing the Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$63,934,851	$—	$—	$63,934,851
Master Limited Partnerships	2,330,130	—	—	2,330,130
Real Estate Investment Trusts	330,210			330,210
Money Market Securities	1,276,355	—	—	1,276,355
Total	$67,871,546	$—	$—	$67,871,546

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended August 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2013

(Unaudited)

Common Stocks - 86.39%	Shares	Fair Value
Consumer Discretionary - 5.70%
Home Depot, Inc./The	80,713	$6,012,311
Nordstrom, Inc.	65,222	3,634,822

		9,647,133

Consumer Staples - 6.63%
Archer-Daniels-Midland Co.	126,495	4,453,889
GNC Holdings, Inc. - Class A	87,169	4,434,287
Ingredion, Inc.	37,316	2,348,669

		11,236,845

Energy - 7.50%
EnergyXXI (Bermuda) Ltd.	106,036	2,817,377
EOG Resources, Inc.	27,960	4,391,118
HollyFrontier Corp.	42,792	1,903,388
Kinder Morgan Management, LLC. (a)	44,939	3,587,930

		12,699,813

Financials - 20.59%
American International Group, Inc. (a)	101,066	4,695,526
CME Group, Inc.	17,992	1,279,411
Discover Financial Services	116,635	5,511,004
Morgan Stanley	262,736	6,768,079
Nomura Holdings, Inc. (b)	628,845	4,345,319
Ocwen Financial Corp. (a)	84,047	4,239,331
SLM Corp.	131,339	3,150,823
Wells Fargo & Co.	118,913	4,884,946

		34,874,439

Health Care - 14.70%
Biogen Idec, Inc. (a)	20,524	4,372,022
Celgene Corp. (a)	37,737	5,282,425
Eli Lilly and Co.	96,330	4,951,362
Pfizer, Inc.	211,751	5,973,496
Regeneron Pharmaceuticals, Inc. (a)	17,855	4,326,445

		24,905,750

Industrials - 11.91%
Chicago Bridge & Iron Co. N.V.	70,356	4,209,399
Eaton Corp. PLC	40,967	2,594,030
Hertz Global Holdings, Inc. (a)	256,480	6,163,214
Kansas City Southern	31,426	3,312,929
Raytheon Co.	51,587	3,890,176

		20,169,748

Information Technology - 11.33%
Broadcom Corp. - Class A	166,319	4,201,218
Cree, Inc. (a)	73,318	4,068,416
eBay, Inc. (a)	80,240	4,011,198
Microchip Technology, Inc.	107,458	4,170,445
Workday, Inc. - Class A (a)	37,834	2,744,100

		19,195,377

See accompanying notes which are an integral part of the financial statements.

Roosevelt Multi-Cap Fund

Schedule of Investments - continued

August 31, 2013

(Unaudited)

Common Stocks - 86.39% - continued	Shares	Fair Value
Materials - 2.37%
LyondellBasell Industries NV - Class A	57,233	$4,014,894

Telecommunication Services - 4.43%
Facebook, Inc. Class A (a)	181,955	7,511,102

Utilities - 1.23%
Questar Corp.	95,206	2,086,916

TOTAL COMMON STOCKS (Cost $118,561,725)		146,342,017

Exchange-Traded Funds - 10.58%

UltraShort MSCI Emerging Markets ProShares (a)	127,307	3,301,071
Short MSCI Emerging Markets Proshares (a)	43,027	1,280,053
iPath S7P GSCI Crude Oil Total Return Index (a)	239,597	6,102,536
iShares 20+ Year Treasury Bond	8,022	850,252
UltraShort S&P ProShares (a)	41,014	1,602,827
Wisdomtree Japan Hedged Equity Fund	109,097	4,788,267

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,861,561)		17,925,006

Real Estate Investment Trusts - 0.95%

Plum Creek Timber Co., Inc.	36,138	1,601,275

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,508,916)		1,601,275

Money Market Securities - 1.42%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09% (c)	2,402,700	2,402,700

TOTAL MONEY MARKET SECURITIES (Cost $2,402,700)		2,402,700

TOTAL INVESTMENTS (Cost $140,334,902) - 99.34%		$168,270,998

Other assets less liabilities - 0.66%		1,121,826

TOTAL NET ASSETS - 100.00%		$169,392,824

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the money market rate shown represents the 7-day yield at August 31, 2013.

Tax Related - As of August 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	31,883,805
Unrealized depreciation	(4,469,541)

Net unrealized appreciation (depreciation)	$27,414,264

Aggregate cost of securities for income tax purposes	$140,856,734

See accompanying notes which are an integral part of the financial statements.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2013

(Unaudited)

Security Transactions and Related Income - The Roosevelt Multi-Cap Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds are generally valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when The Roosevelt Investment Group, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

August 31, 2013

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2013:

	Valuation Inputs
Assets	Level 1 -Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks *	$146,342,017	$—	$—	$146,342,017
Exchange-Traded Funds	17,925,006	—	—	17,925,006
Real Estate Investment Trusts	1,601,275	—	—	1,601,275
Money Market Securities	2,402,700	—	—	2,402,700
Total	$168,270,998	$—	$—	$168,270,998

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended August 31, 2013.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of October 29, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date	10/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date	10/29/2013

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	10/29/2013